Other reserves (Tables)	6 Months Ended
Jun. 30, 2020
12. Other reserves
Other reserves
12. Other reserves
	As at	As at
	30.06.20	31.12.19
	£m	£m
Currency translation reserve	4,769	3,383
Fair value through other comprehensive income reserve	(2)	(139)
Cash flow hedging reserve	1,453	388
Own credit reserve	123	(373)
Other reserves	(24)	(24)
Total	6,319	3,235